Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2013
Taxes On Income [Abstract]
Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets
The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Income Tax Expense (Benefit)
The income tax expense (benefit) for the years ended December 31, 2011, 2012 and 2013 consisted of the following:

	Year ended December 31,
	2011	2012	2013

Current	$3,065	$1,944	$2,967
Deferred	(806)	(743)	3,572

	$2,259	$1,201	$6,539

Domestic (Israel)	$2,313	$5,470	$1,150
Foreign	(54)	(4,269)	5,389

	$2,259	$1,201	$6,539

Schedule Of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2013
Deferred tax assets:

Net operating loss carry forward	$50,276	$60,675
Research and Development	12,266	11,938
Other temporary differences mainly relating to reserve and allowances	28,821	23,419

Deferred tax asset before valuation allowance	91,363	96,032
Valuation allowance	(72,588)	(81,665)

Deferred tax asset	18,775	14,367

Deferred tax liabilities:

Acquired intangibles	(1,046)	(627)

Deferred tax asset, net	$17,729	$13,740

Schedule Of Income (Loss) Before Taxes
Loss before taxes is comprised as follows:
	Year ended December 31,
	2011	2012	2013

Domestic	$(35,797)	$(46,207)	$(79,900)
Foreign	(15,598)	24,017	38,961

	$(51,395)	$(22,190)	$(40,939)

Schedule Of Income Tax Reconciliation

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the Statement of Income (Loss) is as follows:

	Year ended December 31,
	2011	2012	2013
Loss before taxes as reported in the consolidated statements of operations	$(51,395)	$(22,190)	$(40,939)

Statutory tax rate	24%	25%	25%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$(12,335)	$(5,548)	$(10,235)
Non-deductible expenses	3,061	193	9,459
Non-deductible expenses related to employee stock options	1,575	1,366	955
Changes in valuation allowance, net	8,984	5,415	4,223
Other	974	(225)	2,137

Actual tax expense	$2,259	$1,201	$6,539

Schedule Of Changes In Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2012	2013

Uncertain tax positions, beginning of year	$9,741	$9,718
Decreases in tax positions for prior years	-	(1,204)
Increases (decreases) in tax positions for prior years	(23)	631

Uncertain tax positions, end of year	$9,718	$9,145